Derivative Liabilities (Details) - Recurring Basic [Member]	Mar. 31, 2016 USD ($)
Carrying value [Member]
Offsetting Liabilities [Line Items]
Derivative warrant liabilities	$ 313,709
Level 1 [Member]
Offsetting Liabilities [Line Items]
Derivative warrant liabilities
Level 2 [Member]
Offsetting Liabilities [Line Items]
Derivative warrant liabilities
Level 3 [Member]
Offsetting Liabilities [Line Items]
Derivative warrant liabilities	313,709
Total [Member]
Offsetting Liabilities [Line Items]
Derivative warrant liabilities	$ 313,709